Organization, Description and Significant Accounting Policies - Schedule of Outstanding Common Stock Securities not Included in the Computation of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Common Stock Warrants [Member]
Computation of diluted net loss per share	1,960,029	83,334
Common Stock Options [Member]
Computation of diluted net loss per share	2,302,370	1,900,000